Victory Variable Insurance Funds II
Victory Pioneer Equity Income

VCT Portfolio
(formerly, Pioneer Equity Income VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 98.4% of Net Assets
	Air Freight & Logistics — 3.3%
23,241	United Parcel Service, Inc., Class B	$ 2,556,278
	Total Air Freight & Logistics	$2,556,278
	Automobiles — 1.3%
98,896	Ford Motor Co.	$ 991,927
	Total Automobiles	$991,927
	Banks — 13.2%
51,516	Bank of America Corp.	$ 2,149,763
10,460	JPMorgan Chase & Co.	2,565,838
26,084	Regions Financial Corp.	566,805
34,443	Truist Financial Corp.	1,417,330
47,323	Wells Fargo & Co.	3,397,318
	Total Banks	$10,097,054
	Broadline Retail — 2.0%
22,414	eBay, Inc.	$ 1,518,100
	Total Broadline Retail	$1,518,100
	Capital Markets — 10.1%
20,148	Lazard, Inc.	$ 872,408
15,459	Morgan Stanley	1,803,602
15,656	Northern Trust Corp.	1,544,464
10,838	Raymond James Financial, Inc.	1,505,507
22,403	State Street Corp.	2,005,741
	Total Capital Markets	$7,731,722
	Chemicals — 3.5%
17,412	Dow, Inc.	$ 608,027
22,484	LyondellBasell Industries NV, Class A	1,582,874
4,650	PPG Industries, Inc.	508,477
	Total Chemicals	$2,699,378
	Communications Equipment — 2.9%
36,145	Cisco Systems, Inc.	$ 2,230,508
	Total Communications Equipment	$2,230,508
	Consumer Staples Distribution & Retail — 2.4%
17,381	Target Corp.	$ 1,813,881
	Total Consumer Staples Distribution & Retail	$1,813,881
	Distributors — 0.5%
3,387	Genuine Parts Co.	$ 403,527
	Total Distributors	$403,527
	Diversified Telecommunication Services — 1.4%
23,648	Verizon Communications, Inc.	$ 1,072,673
	Total Diversified Telecommunication Services	$1,072,673
	Electric Utilities — 1.5%
18,954	Eversource Energy	$ 1,177,233
	Total Electric Utilities	$1,177,233

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — 1.2%
3,506	Rockwell Automation, Inc.	$ 905,880
	Total Electrical Equipment	$905,880
	Entertainment — 3.0%
23,484	Walt Disney Co.	$ 2,317,871
	Total Entertainment	$2,317,871
	Food Products — 4.8%
7,915	Hershey Co.	$ 1,353,703
5,870	John B Sanfilippo & Son, Inc.	415,948
12,066	Mondelez International, Inc., Class A	818,678
27,228	The Campbell’s Co.	1,086,942
	Total Food Products	$3,675,271
	Ground Transportation — 1.9%
6,197	Union Pacific Corp.	$ 1,463,979
	Total Ground Transportation	$1,463,979
	Health Care Equipment & Supplies — 2.1%
17,708	Medtronic Plc	$ 1,591,241
	Total Health Care Equipment & Supplies	$1,591,241
	Health Care Providers & Services — 0.8%
3,480	Quest Diagnostics, Inc.	$ 588,816
	Total Health Care Providers & Services	$588,816
	Hotel & Resort REITs — 0.6%
34,354	Host Hotels & Resorts, Inc.	$ 488,170
	Total Hotel & Resort REITs	$488,170
	Hotels, Restaurants & Leisure — 0.6%
4,739	Starbucks Corp.	$ 464,849
	Total Hotels, Restaurants & Leisure	$464,849
	Household Products — 2.2%
11,770	Kimberly-Clark Corp.	$ 1,673,929
	Total Household Products	$1,673,929
	Industrial Conglomerates — 4.8%
14,957	3M Co.	$ 2,196,585
7,158	Honeywell International, Inc.	1,515,707
	Total Industrial Conglomerates	$3,712,292
	Industrial REITs — 0.5%
3,576	Prologis, Inc.	$ 399,761
	Total Industrial REITs	$399,761
	Insurance — 3.7%
23,044	American International Group, Inc.	$ 2,003,445
7,156	Prudential Financial, Inc.	799,182
	Total Insurance	$2,802,627
	IT Services — 3.0%
9,309	International Business Machines Corp.	$ 2,314,776
	Total IT Services	$2,314,776

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Shares		Value
	Machinery — 1.1%
1,821	Deere & Co.	$ 854,686
	Total Machinery	$854,686
	Media — 2.1%
43,015	Comcast Corp., Class A	$ 1,587,254
	Total Media	$1,587,254
	Multi-Utilities — 1.9%
19,904	CMS Energy Corp.	$ 1,494,989
	Total Multi-Utilities	$1,494,989
	Oil, Gas & Consumable Fuels — 10.4%
18,708	ConocoPhillips	$ 1,964,714
82,166	Coterra Energy, Inc.	2,374,597
30,646	Exxon Mobil Corp.	3,644,729
	Total Oil, Gas & Consumable Fuels	$7,984,040
	Pharmaceuticals — 7.2%
29,082	Bristol-Myers Squibb Co.	$ 1,773,711
15,950	Johnson & Johnson	2,645,148
19,659	Sanofi S.A. (A.D.R.)	1,090,288
	Total Pharmaceuticals	$5,509,147
	Residential REITs — 0.9%
5,847	Camden Property Trust	$ 715,088
	Total Residential REITs	$715,088
	Semiconductors & Semiconductor Equipment — 1.0%
15,634	Microchip Technology, Inc.	$ 756,842
	Total Semiconductors & Semiconductor Equipment	$756,842
	Specialty Retail — 2.5%
4,604	Lowe's Cos., Inc.	$ 1,073,791
6,779	TJX Cos., Inc.	825,682
	Total Specialty Retail	$1,899,473
	Total Common Stocks (Cost $64,585,940)	$75,493,262

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
1,192,309(a)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 1,192,309
		$1,192,309
	TOTAL SHORT TERM INVESTMENTS (Cost $1,192,309)	$1,192,309
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $65,778,249)	$76,685,571
	OTHER ASSETS AND LIABILITIES — 0.1%	$41,583
	net assets — 100.0%	$76,727,154

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$75,493,262	$—	$—	$75,493,262
Open-End Fund	1,192,309	—	—	1,192,309
Total Investments in Securities	$76,685,571	$—	$—	$76,685,571
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
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